PROPERTY, PLANT, AND EQUIPMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Machinery and equipment	$ 97,383	$ 86,465
Leasehold improvements	93,664	0
Less: Accumulated depreciation	(31,080)	(5,998)
Property, plant, and equipment, net	$ 159,967	$ 80,467